Fair Value Measurements - Changes in Fair Value of Warrant Liability (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Fair Value of Warrant Liability
Balance, beginning	$ 863
Issuance			$ 1,120
Change in fair value	2,216	$ 72	(271)
Balance, ending	302		863
Level 3
Fair Value of Warrant Liability
Balance, beginning	863
Issuance	1,655		1,186
Exercises			(594)
Change in fair value	(2,216)		271
Balance, ending	$ 302		$ 863